WARRANTS	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Warrants
WARRANTS

13.	WARRANTS

The following table summarizes the warrant activities for the transition period ended December 31, 2023, and the years ended October 31, 2023, 2022 and 2021:

	Number	Weighted Average Exercise Price (CAD$)
Balance - October 31, 2020	44,158,331	0.33
Issuance pursuant to private placement	8,200,000	0.20
Issuance pursuant to the Offering	23,162,579	0.30
Expiration of broker warrants	(757,125)	(0.44)
Expiration of warrants	(17,843,998)	0.55
Balance - October 31, 2021	56,919,787	0.22
Expiration of warrants pursuant to convertible debt deemed re-issuance	(8,409,091)	0.16
Expiration of warrants issued pursuant to private placement to PBIC	(15,000,000)	0.13
Balance - October 31, 2022	33,510,696	0.28
Issuance pursuant to the December Convertible Debentures (Note 11.1)	6,716,499	0.25
Issuance pursuant to the July Convertible Debentures (Note 11.2)	13,737,500	0.28
Issuance pursuant to the August Convertible Debentures (Note 11.2.1)	2,816,250	0.28
Issued pursuant to the Consulting Agreement with Goodness Growth (Note 13.2)	8,500,000	0.33
Expiration of warrants pursuant to Feb 2021 subscription	(8,200,000)	0.20
Expiration of warrants pursuant to the Offering (Special warrant issue)	(23,162,579)	0.30
Expiration of warrants pursuant to terminate purchase agreement	(2,148,117)	0.44
Balance – December 31, and October 31, 2023	31,770,249	0.29

At December 31, 2023, the following warrants were issued and outstanding:

Exercise price (CAD$)	Warrants outstanding	Life (years)	Expiry date
0.25	6,716,499	1.92	December 2, 2025
0.28	13,737,500	2.53	July 13, 2026
0.28	2,816,250	2.63	August 17, 2026
0.33	8,500,000	4.77	October 05, 2028
0.29	31,770,249	3.01

13.1	Agent Warrants

On March 5, 2021, as consideration for the services rendered by the agent (the “Agent”) to a brokered placement of special warrants (the “Offering”), the Company issued to the Agent an aggregate of 1,127,758 broker warrants of the Company (the “Broker Warrants”) exercisable to acquire 1,127,758 compensation options (the “Compensation Options”) for no additional consideration. As consideration for certain advisory services provided in connection with the Offering, the Company issued to the Agent an aggregate of 113,500 advisory warrants (the “Advisory Warrants”) exercisable to acquire 113,500 Compensation Options for no additional consideration. The Broker Warrants and Advisory Warrants are collectively referred to as the “Agent Warrants.”

Each Compensation Option entitles the holder thereof to purchase one unit of the Company (a “Compensation Unit”) at the Issue Price of CAD$0.225 for a period of twenty-four (24) months. Each Compensation Unit is comprised of one common share and one common share purchase warrant of the Company (a “Compensation Warrant”). Each Compensation Warrant shall entitle the holder thereof to purchase one common share in the capital of the Company at a price of CAD$0.30 for twenty-four (24) months. The Agent Warrants expired on March 5, 2023.

13.2	Goodness Growth Consulting Agreement

The Consulting Agreement with Goodness Growth was executed as of May 24, 2023, whereby GR Unlimited will support Goodness Growth in the optimization of its cannabis flower products, with a particular focus on improving the quality and yield of top-grade “A” cannabis flower across its various operating markets, starting with Maryland and Minnesota (Note 2.5.1).

As part of this strategic agreement, Goodness Growth is obligated to issue 10,000,000 warrants to purchase 10,000,000 subordinate voting shares of Goodness Growth to the Company, with a strike price equal to CAD$0.317 (U.S.$0.233), being a 25.0 percent premium to the 10-day VWAP of Goodness Growth’s subordinate voting shares prior to the effective date of the Consulting Agreement. Similarly, the Company will issue 8,500,000 warrants to purchase 8,500,000 common shares of the Company to Goodness Growth, with a strike price equal to CAD$0.225 (U.S.$0.166), being a 25.0 percent premium to the 10-day VWAP of the Company’s common shares prior to the effective date of the Consulting Agreement.

The Company first measured and recognized the fair value ($1,232,253) of the warrants using a Black-Scholes option pricing model as of the warrants’ deemed issuance date, which was the effective date of the Consulting Agreement (May 24, 2023). The Company and Goodness Growth issued and exchanged the warrants on October 5, 2023, at which time the carrying value ($1,232,253) of the warrants issued and received was recorded to equity and Warrants Asset, respectively.

The Warrants Asset is remeasured at fair value through profit and loss at each reporting period using the Black-Scholes option pricing model. The fair value of the Warrants Asset at December 31, 2023, was estimated to be $1,761,382 (October 31, 2023 - $1,361,366; October 31, 2022 - $Nil) using the following assumptions:

Expected (strike) price	0.317
Risk-free interest rate	3.25%
Expected life	4.77 years
Expected volatility	99%

13.	WARRANTS

The following table summarizes the warrant activities for the nine months ended September 30, 2024, and the two months ended December 31, 2023:

	Number	Weighted Average Exercise Price (CAD$)
Balance – October 31, 2022	33,510,696	0.28
Issuance pursuant to the December Convertible Debentures (Note 11.1)	6,716,499	0.25
Issuance pursuant to the July Convertible Debentures (Note 11.2)	13,737,500	0.28
Issuance pursuant to the August Convertible Debentures (Note 11.2)	2,816,250	0.28
Issued pursuant to the Consulting Agreement with Vireo Growth Inc. (Note 13.1)	8,500,000	0.23
Expiration of warrants pursuant to Feb 2021 subscriptions	(8,200,000)	0.20
Expiration of warrants pursuant to the Offering (Special warrant issue)	(23,162,579)	0.30
Expiration of warrants to terminate purchase agreement	(2,148,117)	0.44
Balance – December 31, 2023	31,770,249	0.23
Conversion to common shares pursuant to the December Convertible Debentures	(6,716,499)	0.25
Conversion to common shares pursuant to the July Convertible Debentures	(13,737,500)	0.28
Conversion to common shares pursuant to the August Convertible Debentures	(2,816,250)	0.28
Balance – September 30, 2024	8,500,000	0.23

As at September 30, 2024, the following warrants were issued and outstanding:

Exercise price (CAD$)	Warrants outstanding	Life (years)	Expiry date
0.225	8,500,000	4.02	October 05, 2028
0.225	8,500,000	4.02

13.1	Vireo Growth Consulting Agreement (formerly Goodness Growth)

The Consulting Agreement with Vireo Growth Inc. (“Vireo Growth”) was executed as of May 24, 2023, whereby GR Unlimited will support Vireo Growth in the optimization of its cannabis flower products, with a particular focus on improving the quality and yield of top-grade “A” cannabis flower across its various operating markets, starting with Maryland and Minnesota.

As part of this strategic agreement, Vireo Growth is obligated to issue 10,000,000 warrants to purchase 10,000,000 subordinate voting shares of Vireo Growth to the Company, with a strike price equal to CAD$0.317 (US$0.233), being a 25.0 percent premium to the 10-day volume weighted average price (“VWAP”) of Vireo Growth’s subordinate voting shares prior to the effective date of the Consulting Agreement. Similarly, the Company issued 8,500,000 warrants to purchase 8,500,000 common shares of the Company to Vireo Growth, with a strike price equal to CAD$0.225 (US$0.166), being a 25.0 percent premium to the 10-day VWAP of the Company’s common shares prior to the effective date of the Consulting Agreement. Also see Subsequent Events.

The Company first measured and recognized the fair value ($1,232,253) of the warrants using a Black-Scholes option pricing model as of the warrants’ deemed issuance date, which was the effective date of the Consulting Agreement (May 24, 2023). The Company and Vireo Growth issued and exchanged the warrants on October 5, 2023, at which time the carrying value ($1,232,253) of the warrants issued and received was recorded to equity and Warrants Asset, respectively.

The Warrants Asset is remeasured at fair value through profit and loss at each reporting period using the Black-Scholes option pricing model. The fair value of the Warrants Asset at September 30, 2024, was estimated to be $3,832,792 (December 31, 2023 - $1,761,382) using the following assumptions:

Expected (strike) price	0.317
Risk-free interest rate	2.70%
Expected life	4.02 years
Expected volatility	99%